EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Cambria ETF Trust (the “Trust”), supplemental and revised risk/return information in interactive data format, for the Trust’s Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, and Cambria Global Value ETF.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase